Schedule of Supplemental Cash Flow Information Related to Operating and Financing Leases (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating cash flows from operating leases	$ 1,068	$ 1,325	$ 1,759	$ 877
Operating cash flows from financing leases	23	13	101	14
Financing cash flows from financing leases	63	53	22	81
Operating lease		$ 4,735	$ 4,735	$ 204